Changes in Accumulated Other Comprehensive Income (Loss), Net of Applicable Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	¥ (49,112)	¥ (104,529)	¥ (76,955)
Other comprehensive income (loss) before reclassifications	55,618
Amounts reclassified from accumulated other comprehensive income (loss)	3,277
Other comprehensive income (loss)	58,895	55,417	(27,574)
Less: other comprehensive (income) loss attributable to noncontrolling interests	(193)
Accumulated other comprehensive income (loss), Ending Balance	9,590	(49,112)	(104,529)
Unrealized holding gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	36,372	9,586	5,691
Other comprehensive income (loss) before reclassifications	8,751
Amounts reclassified from accumulated other comprehensive income (loss)	(84)
Other comprehensive income (loss)	8,667	26,786	3,895
Less: other comprehensive (income) loss attributable to noncontrolling interests	(1)
Accumulated other comprehensive income (loss), Ending Balance	45,038	36,372	9,586
Unrealized gains (losses) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	(80)	(111)	(109)
Other comprehensive income (loss) before reclassifications	(76)
Amounts reclassified from accumulated other comprehensive income (loss)	59
Other comprehensive income (loss)	(17)	31	(2)
Accumulated other comprehensive income (loss), Ending Balance	(97)	(80)	(111)
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	(49,907)	(83,973)	(54,989)
Other comprehensive income (loss) before reclassifications	31,653
Amounts reclassified from accumulated other comprehensive income (loss)	6,010
Other comprehensive income (loss)	37,663	34,066	(28,984)
Less: other comprehensive (income) loss attributable to noncontrolling interests	(193)
Accumulated other comprehensive income (loss), Ending Balance	(12,437)	(49,907)	(83,973)
Pension liability adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	(35,497)	(30,031)	(27,548)
Other comprehensive income (loss) before reclassifications	15,290
Amounts reclassified from accumulated other comprehensive income (loss)	(2,708)
Other comprehensive income (loss)	12,582	(5,466)	(2,483)
Less: other comprehensive (income) loss attributable to noncontrolling interests	1
Accumulated other comprehensive income (loss), Ending Balance	¥ (22,914)	¥ (35,497)	¥ (30,031)